Fixed Assets, net	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Fixed Assets
Note 7 – Fixed Assets, net

	Computers	Leasehold improvements	Laboratory equipment	Machinery and equipment	Office furniture, equipment and accessories	Total
	USD thousands
Cost
Balance as at January 1, 2020	29	11	89	-	1	130
Additions during the year	43	46	466	243	27	825
Effect of changes in exchange rates	2	1	18	-	1	22
Dispositions in the year	-	-	-		1	1

Cost as at December 31, 2020	74	58	573	243	28	976

Accumulated depreciation
Balance as at January 1, 2020	2	-	1	-	-	3
Depreciation during the year	15	10	37	4	1	67
Dispositions in the year	-	-	-	-	-	-

Accumulated depreciation as at December 31, 2020	17	10	38	4	1	70

Depreciated balance as at December 31, 2020	57	48	535	239	27	906

Balance as at January 1, 2021	74	58	573	243	28	976
Additions through acquisition of a subsidiary	14	3	556	-	-	573
Additions during the year	98	75	1,608	77	27	1,885
Effect of changes in exchange rates	2	(1)	(56)	13	2	(40)

Cost as at December 31, 2021	188	135	2,681	333	57	3,394

Accumulated depreciation
Balance as at January 1, 2021	17	10	38	4	1	70
Depreciation during the year	42	22	296	31	3	394
Effect of changes in exchange rates	2	1	4	1	-	8

Accumulated depreciation as at December 31, 2021	61	33	338	36	4	472

Depreciated balance as at December 31, 2021	127	102	2,343	297	53	2,922

During the year ended December 31, 2021, the Company acquired fixed assets on credit in the amount of USD 57 thousand (2020: USD 143 thousand). The cost of acquisition had not yet been paid at the reporting date.